Equity reserves	12 Months Ended
Dec. 31, 2024
Equity reserves

10. Equity reserves

Warrants

The following summarizes the warrant activity for the years ended December 31, 2024 and 2023:

	2024		2023
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	6,407,883	4.50	8,697,550	4.50
Expired	(6,407,883)	4.50	(2,289,667)	4.50

Outstanding, end of year	-	-	6,407,883	4.50

Exercisable, end of year	-	-	6,407,883	4.50

As at December 31, 2023, 3,600,000 warrants were classified as equity and 2,807,883 warrants were classified as other liabilities. All warrants expired, unexercised, on March 25, 2024.

As at December 31, 2023, the fair value of the 2,807,883 warrants classified as other liabilities was $nil. The Company used the BSM to estimate the end of period fair value of the 2,807,883 warrants using the following weighted average assumptions:

December 31, 2023
Expected stock price volatility	32%
Risk-free interest rate	3.91%
Expected life	0.23 years
Grant date share price	$2.04
Expected dividend yield	2.12%

Options

The Plans provide that certain key employees, officers, directors and consultants may be granted options to acquire common shares of the Company. The exercise price, expiry date and vesting terms are determined by the Board of Directors. The LTIP permits the issuance of options, which, together with the Company’s other share compensation arrangements, may not exceed 10% of the Company’s issued common shares as at the date of grant.

The following summarizes the stock option activity for the years ended December 31, 2024 and 2023:

	2024		2023
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	1,347,398	3.70	1,603,984	3.71
Granted	240,000	4.16	-	-
Cancelled	(240,560)	4.16	-	-
Forfeited	-	-	(68,732)	4.16
Expired	-	-	(187,854)	3.58

Outstanding, end of year	1,346,838	3.70	1,347,398	3.70

Exercisable, end of year	1,346,838	3.70	1,180,724	3.64

The following table summarizes information of stock options outstanding as at December 31, 2024:

		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	680,703	1.50	680,703	1.50
March 9, 2027	4.16	666,135	2.19	666,135	2.19

		1,346,838	1.84	1,346,838	1.84

On June 12, 2024, 240,000 stock options were granted to a non-related third-party service provider as consideration for its consulting services. The stock options granted have an exercise price of C$4.16 per share and expire on March 9, 2027. The Company determined the fair value of the consulting services provided based on similar consulting agreements entered into by the Company with other non-related third-party service providers. The stock options vest in 25% increments, on each of June 12, 2024, June 30, 2024, September 30, 2024 and December 31, 2024. The share-based compensation expense related to the stock option grant has been recorded over the vesting period, being the duration of the 2024 calendar year, as per the terms of the consulting services agreement.

Performance Share Units

The Plans provide that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants non-transferable PSUs based on the value of the Company’s share price at the date of grant. The Board of Directors has the discretion to issue cash or equity to settle the vested PSUs. As at December 31, 2024 and 2023, there were no PSUs outstanding. In past periods, the PSUs issued were treated as derivative instruments because the number of shares to be eventually issued was based on a percentage of the common shares outstanding at the time the performance hurdle was to be met.

As at December 31, 2024 and 2023, there were nil PSUs outstanding. A summary of the PSU activity for the year ended December 31, 2023 was as follows:

-	895,166 PSUs outstanding on January 1, 2023, with a weighted average fair value of $0.23; and
-	Expiry of 895,166 PSUs on December 31, 2023, with a weighted average fair value of $nil.

Restricted Share Units

The Plans provide that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants non-transferable RSUs based on the value of the Company’s share price at the date of grant. The Board of Directors has the discretion to settle vested RSUs in cash or equity. All RSU agreements entered into by the Board of Directors from the date of incorporation through December 31, 2024, do not give the Company or the holder the option to settle in cash and can only be equity settled. As the Company does not have a present obligation to settle the issued RSUs in cash, the RSUs issued have been treated as equity-settled instruments and measured at the grant date fair value.

During the year ended December 31, 2024, 990,804 RSUs were granted, and vest as follows:

-	968,448 RSUs vest in 25% increments on each of June 30, 2024, December 31, 2024, June 30, 2025 and December 31, 2025.
-	22,356 RSUs vest in 1/3 increments on each of December 31, 2024, June 30, 2025 and December 31, 2025.

The share-based compensation expense related to RSU grants is recorded over the vesting period.

The following summarizes the RSU activity for the years ended December 31, 2024 and 2023:

	2024		2023
	Number	Weighted average fair value	Number	Weighted average fair value
	#	$	#	$
Outstanding, beginning of year	952,018	2.62	615,044	2.56
Granted	990,804	2.01	749,739	2.58
Exercised	(633,761)	2.48	(408,206)	2.37
Forfeited	-	-	(4,559)	3.01

Outstanding, end of year	1,309,061	2.23	952,018	2.62

Vested, end of year	807,231	2.36	505,246	2.62

On January 14, 2025, 829,915 RSUs were granted to directors and employees of the Company. The RSUs vest in 25% increments on each of July 2, 2025, January 2, 2026, July 2, 2026 and January 2, 2027.